Revenue	12 Months Ended
Jun. 30, 2022
Revenue

5. Revenue

The following is an analysis of the Group’s revenue for the year from continuing operations. The Group’s revenue disaggregated by primary revenue sources are as follows:

	For the year ended 2022
	Publishing	Direct	Channel	Total
Subscriptions	-	1,265,483	1,903,611	3,169,094
Advertising	314,513	-	2,200	316,713
Data	649,937	-	-	649,937
Services	-	62,920	24,025	86,945
Total	964,450	1,328,403	1,929,836	4,222,689

	For the year ended 2021
	Publishing	Direct	Channel	Total
Subscriptions	-	1,153,255	208,855	1,362,110
Advertising	177,126	-	-	177,126
Data	602,304	-	-	602,304
Services	-	29,770	20,115	49,885
Total	779,430	1,183,025	228,970	2,191,425

	For the year ended 2020
	Publishing	Direct	Channel	Total
Subscriptions	-	552,794	278,939	831,733
Advertising	174,498	1,500	-	175,998
Data	616,873	-	-	616,873
Print directory sales	310,349	-	-	310,349
Services	-	50,409	-	50,409
Total	1,101,720	604,703	278,939	1,985,362

The Group’s revenue disaggregated by primary geographical markets is as follows:

	For the year ended 2022
	Publishing	Direct	Channel	Total
Australia & New Zealand	-	1,242,566	643,166	1,885,732
North America	508,507	11,575	884,383	1,404,465
Europe	411,061	44,431	73,008	528,500
Other countries	44,882	29,832	329,278	403,992
Total	964,450	1,328,403	1,929,836	4,222,689

	For the year ended 2021
	Publishing	Direct	Channel	Total
Australia	34,741	1,042,621	170,061	1,247,423
North America	345,946	7,772	15,897	369,615
Europe	398,406	132,000	-	530,406
Other countries	337	632	43,012	43,981
Total	779,430	1,183,025	228,970	2,191,425

	For the year ended 2020
	Publishing	Direct	Channel	Total
Australia	383,085	602,659	106,478	1,092,223
North America	283,890	-	-	282,890
Europe	433,487	-	152,000	585,487
Other countries	1,257	2,044	20,461	23,762
Total	1,101,720	604,703	616,873	1,985,362

The Group’s revenue disaggregated by pattern of revenue recognition is as follows:

	For the year ended 2022
	Publishing	Direct	Channel	Total
Services transferred at a point in time	314,513	62,920	26,224	403,657
Services transferred over time	649,937	1,265,483	1,903,612	3,819,032
Total	964,450	1,328,403	1,929,836	4,222,689

	For the year ended 2021
	Publishing	Direct	Channel	Total
Services transferred at a point in time	177,126	29,770	20,115	227,011
Services transferred over time	602,304	1,153,255	208,855	1,964,414
Total	779,430	1,183,025	228,970	2,191,425

	For the year ended 2020
	Publishing	Direct	Channel	Total
Services transferred at a point in time	174,498	51,909	-	226,407
Services transferred over time	927,720	552,794	278,939	1,758,955
Total	1,101,720	604,703	278,939	1,985,362